ISSUED CAPITAL (Details)	Jun. 30, 2019 shares
Disclosure of classes of share capital [line items]
Percentage of free float	34.90%
Total percentage of common and voting shares	100.00%
Common shares
Disclosure of classes of share capital [line items]
Free Float, including 7,603,731 shares held by a subsidiary of the Company (in shares)	613,454,732
Total outstanding common shares (in shares)	1,756,731,135
Shares held by a subsidiary of the Company (in shares)	7,603,731
L1T VIP Holdings S.à r.l. (“LetterOne”)
Disclosure of classes of share capital [line items]
Percentage of common and voting shares	47.90%
L1T VIP Holdings S.à r.l. (“LetterOne”) | Common shares
Disclosure of classes of share capital [line items]
Outstanding common shares (in shares)	840,625,001
Telenor East Holding II AS (“Telenor”)
Disclosure of classes of share capital [line items]
Percentage of common and voting shares	8.90%
Telenor East Holding II AS (“Telenor”) | Common shares
Disclosure of classes of share capital [line items]
Outstanding common shares (in shares)	156,703,840
Stichting Administratiekantoor Mobile Telecommunications Investor
Disclosure of classes of share capital [line items]
Percentage of common and voting shares	8.30%
Stichting Administratiekantoor Mobile Telecommunications Investor | Common shares
Disclosure of classes of share capital [line items]
Outstanding common shares (in shares)	145,947,562